Investment Objectives and Goals	Oct. 31, 2025
Strive 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE 500 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive 500 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed large cap equity securities.
Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE EMERGING MARKETS Ex-CHINA ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive Emerging Markets Ex-China ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of emerging market, ex-China securities.
Strive U.S. Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE U.S. ENERGY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive U.S. Energy ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities in the energy sector (the “Index”).
Strive U.S. Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE U.S. SEMICONDUCTOR ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive U.S. Semiconductor ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities in the semiconductor sector.
Strive Natural Resources and Security ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE NATURAL RESOURCES AND SECURITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Strive Natural Resources and Security ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of companies that are engaged in national security and natural resource security.

Strive 1000 Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE 1000 GROWTH ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Strive 1000 Growth ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of large- and mid-capitalization U.S. equity securities that exhibit growth characteristics.

Strive 1000 Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE 1000 VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Strive 1000 Value ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of large- and mid-capitalization U.S. equity securities that exhibit value characteristics.

Strive Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE SMALL-CAP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive Small-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies.
Strive 1000 Dividend Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE 1000 DIVIDEND GROWTH ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Strive 1000 Dividend Growth ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities with a history of consistently growing dividends.

Strive Mid-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE MID-CAP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive Mid-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. mid-capitalization companies.
Strive International Developed Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive International Developed Markets ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of developed markets, ex-US securities.
Strive Total Return Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Strive Total Return Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive Total Return Bond ETF (the “Fund”) seeks to maximize total return.
Strive Enhanced Income Short Maturity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Strive Enhanced Income Short Maturity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Strive Enhanced Income Short Maturity ETF (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.